Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31, 2015	December 31, 2014
Available-for-sale equity securities	11	11
Trading equity securities	8	8
Long-term State receivables	403	513
Long-term receivables from third parties	1	5
Prepaid for pension	8	9
Deposits and other non-current assets	28	30

Total	459	576